AB Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Equity Real Estate Investment Trusts (REITs) – 84.7%
Data Center REITs – 9.4%
Digital Realty Trust, Inc.	12,690	$1,983,701
Equinix, Inc.	2,658	2,404,480

		4,388,181

Diversified REITs – 6.6%
Charter Hall Group	23,920	255,378
Covivio SA/France	3,136	170,865
Essential Properties Realty Trust, Inc.	23,090	755,505
GPT Group (The)	70,890	203,794
KDX Realty Investment Corp.	97	103,265
Land Securities Group PLC	42,110	300,371
Merlin Properties Socimi SA(a)	20,390	219,824
Stockland	283,262	899,137
United Urban Investment Corp.	150	147,995

		3,056,134

Health Care REITs – 11.5%
Aedifica SA	3,300	212,293
American Healthcare REIT, Inc.	22,890	681,893
Ventas, Inc.	25,090	1,735,726
Welltower, Inc.	17,756	2,725,724

		5,355,636

Hotel & Resort REITs – 2.4%
Invincible Investment Corp.	492	209,899
Ryman Hospitality Properties, Inc.	6,260	619,051
Xenia Hotels & Resorts, Inc.	21,500	288,960

		1,117,910

Industrial REITs – 15.3%
CapitaLand Ascendas REIT(a)	258,100	491,895
Dream Industrial Real Estate Investment Trust	27,857	224,512
GLP J-REIT(b)	383	326,271
Goodman Group	39,365	770,622
Japan Logistics Fund, Inc.	405	239,974
Lineage, Inc.	4,023	242,386
Prologis, Inc.	25,777	3,194,286
Rexford Industrial Realty, Inc.	20,490	846,647
Segro PLC	24,320	216,242
STAG Industrial, Inc.	8,430	303,311
Tritax Big Box REIT PLC	128,440	238,345

		7,094,491

Multi-Family Residential REITs – 9.9%
Comforia Residential REIT, Inc.	117	208,877
Independence Realty Trust, Inc.	47,310	1,031,358
Killam Apartment Real Estate Investment Trust	21,860	246,591
Mid-America Apartment Communities, Inc.	8,920	1,499,631
UDR, Inc.	30,150	1,362,177
UNITE Group PLC (The)	25,040	263,518

		4,612,152

Office REITs – 4.4%
COPT Defense Properties	25,510	689,535
Cousins Properties, Inc.	13,840	419,767
Daiwa Office Investment Corp.	225	437,989
Derwent London PLC	7,650	176,966
Nippon Building Fund, Inc.	359	296,673

		2,020,930

Other Specialized REITs – 3.7%
Iron Mountain, Inc.	5,880	547,840
VICI Properties, Inc.	36,700	1,192,383

		1,740,223

Company	Shares	U.S. $ Value

Retail REITs – 14.3%
Acadia Realty Trust	36,840	$849,530
Brixmor Property Group, Inc.	34,340	960,146
CapitaLand Integrated Commercial Trust(a)	343,490	502,060
Frasers Centrepoint Trust	119,700	181,937
Hammerson PLC	69,680	238,760
Klepierre SA	5,550	176,329
Link REIT - Class H	62,550	284,295
NETSTREIT Corp.	27,133	405,910
Realty Income Corp.	14,503	827,106
Scentre Group	195,390	410,572
Simon Property Group, Inc.	9,158	1,704,212
Supermarket Income Reit PLC	143,050	127,220

		6,668,077

Self-Storage REITs – 4.5%
Extra Space Storage, Inc.	5,100	778,056
Public Storage	4,370	1,326,819

		2,104,875

Single-Family Residential REITs – 2.7%
Invitation Homes, Inc.	15,780	536,678
Sun Communities, Inc.	1,853	252,286
UMH Properties, Inc.	24,340	460,756

		1,249,720

		39,408,329

Real Estate Management & Development – 13.5%
Diversified Real Estate Activities – 4.9%
Mitsubishi Estate Co., Ltd.	20,000	294,155
Mitsui Fudosan Co., Ltd.	96,300	837,730
Nomura Real Estate Holdings, Inc.	3,700	105,622
Sumitomo Realty & Development Co., Ltd.	15,200	530,163
Sun Hung Kai Properties Ltd. - Class H	53,000	498,810

		2,266,480

Real Estate Development – 0.7%
Katitas Co., Ltd.	26,100	354,377

Real Estate Operating Companies – 7.0%
Azrieli Group Ltd.	2,140	163,365
CapitaLand Investment Ltd./Singapore	73,100	138,987
Castellum AB	17,030	189,656
Catena AB	4,080	168,775
CTP NV(a)	7,839	134,988
Fastighets AB Balder - Class B(a)	35,940	254,901
LEG Immobilien SE	3,350	278,131
Pandox AB	10,020	186,122
PSP Swiss Property AG (REG)	3,870	570,225
Shurgard Self Storage Ltd.	2,686	97,438
Swire Properties Ltd. - Class H	138,200	274,189
TAG Immobilien AG	12,581	184,503
VGP NV	1,440	120,384
Vonovia SE	16,324	505,604

		3,267,268

Real Estate Services – 0.9%
Unibail-Rodamco-Westfield	4,820	408,333

		6,296,458

Health Care Equipment & Services – 0.9%
Health Care Facilities – 0.9%
Chartwell Retirement Residences	36,100	419,201

Telecommunication Services – 0.3%
Integrated Telecommunication Services – 0.3%
Infrastrutture Wireless Italiane SpA	13,760	137,808

Software & Services – 0.3%
Internet Services & Infrastructure – 0.3%
NEXTDC Ltd.(a)	15,000	125,590

Total Common Stocks (cost $36,321,122)		46,387,386

Company	Shares			U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(c) (d) (e) (cost $118,446)		118,446		$118,446

	Principal Amount (000)

Time Deposits – 0.1%
BBH, New York 0.01%, 03/03/2025	CHF	4		4,651
1.04%, 03/03/2025	SEK	1		81
1.21%, 03/03/2025	SGD	5		3,610
1.83%, 03/03/2025	CAD	7		4,582
2.16%, 03/03/2025	NZD	0	*	184
2.92%, 03/03/2025	AUD	57		35,467
3.25%, 03/03/2025	NOK	6		564
3.41%, 03/03/2025	GBP	4		4,690
Citibank, London 1.57%, 03/03/2025	EUR	5		4,672
HSBC, Hong Kong 2.19%, 03/03/2025	HKD	36		4,692
SMBC, Tokyo 0.11%, 03/03/2025	JPY	852		5,658

Total Time Deposits (cost $68,851)				68,851

Total Short-Term Investments (cost $187,297)				187,297

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $36,508,419)				46,574,683

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(c) (d) (e) (cost $339,929)		339,929		339,929

Total Investments – 100.8% (cost $36,848,348)(f)				46,914,612
Other assets less liabilities – (0.8)%				(367,762)

Net Assets – 100.0%				$46,546,850

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	192	NZD	344	04/09/2025	$198
Brown Brothers Harriman & Co.	CHF	105	USD	119	05/09/2025	1,429
Brown Brothers Harriman & Co.	EUR	347	USD	366	05/09/2025	4,589

						$6,216

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.

(f)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,043,221 and gross unrealized depreciation of investments was $(970,741), resulting in net unrealized appreciation of $10,072,480.

Please note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

February 28, 2025 (unaudited)

65.3%	United States
8.7%	Japan
5.7%	Australia
3.3%	United Kingdom
2.8%	Singapore
2.3%	Hong Kong
2.1%	Germany
1.9%	Canada
1.7%	Sweden
1.6%	France
1.2%	Switzerland
0.9%	Belgium
0.5%	Spain
0.9%	Other
1.1%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Israel, Italy and Netherlands.

AB Global Real Estate Investment Fund

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$31,936,582	$7,471,747	$-0-	$39,408,329
Real Estate Management & Development	321,110	5,975,348	-0-	6,296,458
Health Care Equipment & Services	419,201	-0-	-0-	419,201
Telecommunication Services	-0-	137,808	-0-	137,808
Software & Services	-0-	125,590	-0-	125,590
Short-Term Investments:
Investment Companies	118,446	-0-	-0-	118,446
Time Deposits	68,851	-0-	-0-	68,851
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	339,929	-0-	-0-	339,929

Total Investments in Securities	33,204,119	13,710,493	-0-	46,914,612
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	6,216	-0-	6,216

Total	$33,204,119	$13,716,709	$-0-	$46,920,828

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$173	$2,497	$2,552	$118	$1
AB Government Money Market Portfolio*	889	7,524	8,073	340	0	**
Total				$458	$1

*	Investments of cash collateral for securities lending transactions.

**	Amount is less than $500.